FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)		3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	Feb. 11, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in valuation inputs or other assumptions		$ (1,388,800)		$ 1,561,700		$ 0	$ (3,075,200)	$ (2,545,200)	$ (4,297,300)
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning					$ 0			0	0
Initial measurement on February 11th, 2021	$ 3,785,100
Change in valuation inputs or other assumptions									(1,587,300)
Transfer to Level 2									(2,197,800)
Fair value - Ending						0
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning					0			0	0
Initial measurement on February 11th, 2021	5,290,000
Change in valuation inputs or other assumptions									(1,437,500)
Transfer to Level 1				(2,932,500)				(2,932,500)	(3,852,500)
Transfer to Level 2				(2,054,700)				(2,054,700)	(2,197,800)
Fair value - Ending						0
Representative Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning			$ 49,000		0		49,000	0	0
Initial measurement on February 11th, 2021	36,500
Change in valuation inputs or other assumptions									12,500
Fair value - Ending						0			49,000
Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning			49,000		0		49,000	0	0
Initial measurement on February 11th, 2021	9,111,600
Change in valuation inputs or other assumptions									(3,012,300)
Transfer to Level 1									(3,852,500)
Transfer to Level 2									(2,197,800)
Fair value - Ending						0			49,000
Level 3 | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning					0			0	0
Initial measurement on February 11th, 2021	3,785,100
Change in valuation inputs or other assumptions					(1,730,400)
Transfer to Level 1					(2,054,700)
Fair value - Ending						0
Level 3 | Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning					0			0	0
Initial measurement on February 11th, 2021	5,290,000
Change in valuation inputs or other assumptions					(2,357,500)
Transfer to Level 1					(2,932,500)
Fair value - Ending						0
Level 3 | Representative Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning		32,000	49,000	17,500	0		49,000	0	0
Initial measurement on February 11th, 2021	36,500
Change in valuation inputs or other assumptions		(14,000)	(17,000)	16,000	(19,000)
Fair value - Ending		18,000	32,000	33,500	17,500	0	18,000	33,500	49,000
Level 3 | Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning		32,000	49,000	17,500	0		49,000	0	0
Initial measurement on February 11th, 2021	$ 9,111,600
Change in valuation inputs or other assumptions		(14,000)	(17,000)	16,000	(4,106,900)
Transfer to Level 1					(4,987,200)
Fair value - Ending		$ 18,000	$ 32,000	$ 33,500	$ 17,500	$ 0	$ 18,000	$ 33,500	$ 49,000